Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0000831001
Registrant Name	Citigroup Inc
Registration File Number	333-293732
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A